RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Summary of Common Shares Outstanding and Percentage Control of the Company
	September 30, 2020		December 31, 2019
	Number of shares	%	Number of shares	%
David McNally	4,167	0.00	4,167	0.01
Monique Delorme[1]	32,333	0.04	-	-
Perry Genova	514	0.00	-	-
Stephen Randall[2]	22,993	0.03	22,993	0.06
John Barker[3]	45,714	0.06	32,714	0.08
Phillip McStotts[3]	10,000	0.01	-	-
John Schellhorn[4]	-	-	294	-
Total	115,721	0.14	60,168	0.15
Common Shares Outstanding	81,549,320	100.00	39,907,681	100.00

1.	Monique Delorme was appointed Chief Financial Officer on October 1, 2020.
2.	Stephen Randall retired as Chief Financial Officer on September 30, 2020. He remains on the board of directors.
3.	John Barker and Phillip McStotts retired as directors effective September 30, 2020.
4.	John Schellhorn retired as a director effective June 4, 2020.